Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2022
Discontinued Operations [Abstract]
Disclosure of analysis of financial performance and cash-flows from discontinued operations
a) Financial Performance

	Year ended December 31,
	2020	2021	2022
Revenue and other income
Revenue from collaboration and licensing agreements	—	926	194
Sales	678	874	22
Total revenue and other income	678	1,800	216
Operating expenses
Research and development expenses	(8,905)	(624)	—
Selling, general and administrative expenses	(12,260)	(8,507)	(346)
Impairment of intangible assets	(43,529)	—	—
Total operating expenses	(21,165)	(9,131)	(346)
Net income (loss) from distribution agreements	861	—	—
Operating income (loss)	(63,155)	(7,331)	(131)
Financial income	—	—	—
Financial expenses	—	—	—
Net financial income (loss)	—	—	—
Net income (loss) before tax	(63,155)	(7,331)	(131)
Income tax expense	—	—	—
Net income (loss) from discontinued operations	(63,155)	(7,331)	(131)
) Cash-Flows

	Year ended December 31,
	2020	2021	2022
Net cash generated from / (used in) operating activities	(22,391)	(3,552)	(5,097)
Net cash generated from / (used in) investing activities	(6,620)	—	—
Net cash generated from / (used in) financing activities	—	—	—
Net cash flows from discontinued operations	(29,011)	(3,552)	(5,097)